Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated May 29, 2019
to the AICPA Group Contract Prospectus
(For Certificates effective on or before 12/31/2008)

dated May 1, 2019

for

Group Variable Universal Life Insurance Contracts

Effective on or about June 3, 2019, The Dreyfus Corporation will change its name to BNY Mellon Investment Adviser, Inc. All references in your prospectus to the Dreyfus Corporation are replaced with BNY Mellon Investment Adviser, Inc.

The fund table section on Page 9 for the Dreyfus Variable Investment Fund is replaced with the section below.

VARIABLE INVESTMENT OPTION STYLE/TYPE	INVESTMENT OBJECTIVE SUMMARY	INVESTMENT ADVISER/SUBADVISER
BNY MELLON VARIABLE INVESTMENT FUND
BNY Mellon International Equity Portfolio - Initial Shares Style/Type: International Equity	Seeks capital growth.	BNY Mellon Investment Adviser, Inc./Newton Capital Management, Inc.
BNY Mellon Opportunistic Small Cap Portfolio - Initial Shares1 Style/Type: Equity	Seeks capital growth.	BNY Mellon Investment Adviser, Inc.

AICPASUP109

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated May 29, 2019
to the AICPA Group Contract Prospectus
(For Certificates effective on or after 1/1/2009)

dated May 1, 2019

for

Group Variable Universal Life Insurance Contracts

Effective on or about June 3, 2019, The Dreyfus Corporation will change its name to BNY Mellon Investment Adviser, Inc. All references in your prospectus to the Dreyfus Corporation are replaced with BNY Mellon Investment Adviser, Inc.

The fund table section on Page 9 for the Dreyfus Variable Investment Fund is replaced with the section below.

VARIABLE INVESTMENT OPTION STYLE/TYPE	INVESTMENT OBJECTIVE SUMMARY	INVESTMENT ADVISER/SUBADVISER
BNY MELLON VARIABLE INVESTMENT FUND
BNY Mellon International Equity Portfolio - Initial Shares Style/Type: International Equity	Seeks capital growth.	BNY Mellon Investment Adviser, Inc./Newton Capital Management, Inc.

AICPA2SUP107